UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Payments to suppliers and employees	$ (7,637,406)	$ (7,395,109)
Interest paid	(85,883)	0
Interest received	188,383	96,807
Net cash flows used in operating activities	(7,534,906)	(7,298,302)
Cash flows from investing activities
Purchase of exploration and evaluation assets	(2,013,950)	(1,311,334)
Purchase of property, plant and equipment	(664,455)	(22,316)
Refund of deposits	0	19,427
Net cash flows used in investing activities	(2,678,405)	(1,314,223)
Cash flows from financing activities
Proceeds from issue of shares	14,557,710	8,831,759
Share issue costs	(688,880)	(509,918)
Repayment of borrowings	(204,589)	0
Payment of principal portion of lease liabilities	(54,534)	0
Net cash inflow from financing activities	13,609,707	8,321,841
Net increase/(decrease) in cash and cash equivalents	3,396,396	(290,684)
Net foreign exchange differences	1,123,007	181,550
Cash and cash equivalents at the beginning of the period	4,432,150	7,238,489
Cash and cash equivalents at the end of the period	$ 8,951,553	$ 7,129,355